Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 10, 2024
Entity Registrant Name	dei_EntityRegistrantName	Roundhill ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001976517
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2024
Prospectus Date	rr_ProspectusDate	Jan. 10, 2024
Roundhill Bitcoin Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Roundhill ETF Trust
(the “Trust”)

Roundhill Bitcoin Covered Call Strategy ETF

(the “Fund”)

September 23, 2024

Supplement To the Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE